Credit Quality Indicators of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 73,623,540	[1]	¥ 69,945,464	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,938,307		54,580,313
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,025,932		8,078,871
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,204,594		7,477,853
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,956,742		3,972,011
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,350,707		5,355,974
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,247,394		3,147,106
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,460,147		3,142,998
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,734,451		6,907,426
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,983,821	[2]	4,521,994	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,974,519		11,976,080
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	18,685,233		15,365,151
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,610,141		4,088,651
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	883,004		595,911
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	35,292,975		31,480,416
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	24,692,444		23,186,762
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,248,490		4,171,212
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,890,563		2,524,644
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,946,764		1,736,931
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,029,723		1,853,573
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,388,541		2,236,404
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,602,545		2,246,804
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,678,104		6,797,133
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,907,714		1,620,061
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,600,531		8,293,654
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	16,358,154		16,484,016
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,008,567		12,833,528
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,467,326		2,615,406
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,066,852		3,486,850
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,558,609		1,734,482
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,632,048		2,699,053
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	658,680		685,237
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	664,843		666,197
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,347		11,729
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	754,137		743,214
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	197,725		191,360
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,349,587		3,650,488
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,555,451	[3]	12,583,274	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,548,830	[3]	12,578,393	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	109,258	[3]	119,183	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	623,385	[3]	659,844	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	205,939	[3]	219,089	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	249,304	[3]	261,322	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	88,911	[3]	94,233	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,030	[3]	2,172	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,383	[3]	3,341	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,266,620	[3]	11,219,209	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,621	[3]	4,881	[3]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,789,132	[4]	4,899,190	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,006,656	[4]	2,877,906	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	310,703	[4]	307,946	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	161,177	[4]	148,893	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,998	[4]	4,035	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	63,116	[4]	83,065	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,348	[4]	350	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,780	[4]	5,311	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	48,000	[4]	98,564	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,240,879	[4]	2,058,974	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	169,655	[4]	170,768	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,782,476	[4]	2,021,284	[4]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	222,195	[3],[5]	254,119	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	222,181	[3],[5]	253,982	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	21,117	[3],[5]	22,569	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	20,577	[3],[5]	20,671	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	24,958	[3],[5]	26,621	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	42,086	[3],[5]	49,710	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,159	[3],[5]	12,274	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	165	[3],[5]	221	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	401	[3],[5]	448	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	101,718	[3],[5]	121,468	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	14	[3],[5]	137	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	219,914	[4],[5]	201,952	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	75,676	[4],[5]	90,268	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,820	[4],[5]	8,013	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	381	[4],[5]	664	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10	[4],[5]	11	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	68,642	[4],[5]	77,548	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,823	[4],[5]	4,032	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	144,238	[4],[5]	111,684	[4],[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,040,659	[5]	2,578,279	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,527,049	[5]	1,597,936	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	636,348	[5]	498,638	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	303,746	[5]	387,254	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	135,030	[5]	160,754	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	178,520	[5]	236,545	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	50,667	[5]	59,573	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	174,328	[5]	208,510	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,804	[5]	13,044	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	40,606	[5]	33,618	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	513,610	[5]	980,343	[5]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,145,060		1,464,218
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	856,904		1,161,538
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	228,870		335,904
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	137,913		249,033
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	78,444		90,099
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	155,900		172,695
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	48,088		59,035
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,456		13,783
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	861		5,364
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	195,372		235,625
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 288,156		¥ 302,680

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	The former MHBK and the former Mizuho Corporate Bank, Ltd. ("MHCB") merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK. As of March 31, 2013, non-impaired loans held by subsidiaries other than the former MHBK, the former MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by the former MHBK, the former MHCB and MHTB. As of March 31, 2014, non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.